UNSECURED DEBT AND RELATED DERIVATIVES - 2031 debentures (Details) - CAD ($) $ in Thousands	Oct. 04, 2024	Dec. 31, 2024	Dec. 31, 2023
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 3,089,443	$ 3,074,685
2031 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 550,000	$ 550,000	$ 0
Interest receipt rate	4.348%
Deferred financing costs	$ 3,000
Redemption percentage	100.00%
Redemption spread	0.375%
Redemption period of debentures	2 months